BUSINESS OVERVIEW AND BASIS OF PRESENTATION (Tables)	6 Months Ended	12 Months Ended
	Aug. 31, 2025	Feb. 28, 2025
Accounting Policies [Abstract]
SCHEDULE OF SUBSIDIARY

Description of subsidiaries incorporated and controlled by the Company

Name	Background	Effective ownership

Vistek Group	● British Virgin Islands company ● Incorporated on November 20, 2023 ● Issued and outstanding 1 ordinary share for US$1 ● Investment holding ● Provision of investment holding	100% owned by Vistek

Vistek SG

● Singaporean company

● Incorporated on January 21, 2003

● Issued and outstanding 1,000,000 ordinary shares for S$1,000,000

● Provision of cabling services specializing in telecommunication and power infrastructure works

100% owned by Vistek Group

Description of subsidiaries incorporated and controlled by the Company

Name	Background	Effective ownership

Vistek Group	● British Virgin Islands company ● Incorporated on November 20, 2023 ● Issued and outstanding 1 ordinary share for US$1 ● Investment holding ● Provision of investment holding	100% owned by Vistek

Vistek SG

● Singaporean company

● Incorporated on January 21, 2003

● Issued and outstanding 1,000,000 ordinary shares for S$1,000,000

● Provision of cabling services specializing in telecommunication and power infrastructure works

100% owned by Vistek Group